Trade Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other current payables [abstract]
Schedule of Composition of Trade Payables and Accrued Expenses
	December 31,
	2018	2019
	NIS millions	NIS millions
Trade payables	288	345
Accrued expenses	408	342
	696	687